Deferred income tax assets and liabilities, net (Details 3) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Income Tax Assets And Liabilities Net Details 2
Tax effect on unrealized gain (loss) on available-for-sale financial asset	S/ 61	S/ (57)	S/ 79
Tax effect on unrealized gain (loss) on derivative financial asset	11,278	10,272	(4,098)
Effect of the change in income tax-rate		824
Total deferred income tax in OCI	11,339	11,039	(4,019)
Temporary difference on purchase of treasury shares			(30)
Temporary difference on available for sale financial investments from spin-off	2,253
Total deferred income tax in equity	S/ 2,253		S/ (30)